August 28, 2006

VIA ELECTRONIC FILING

Division of Investment Management
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

Re:   National Variable Life Insurance Account ("Registrant")
      File Nos. 33-91938 and 811-9044

Ladies and Gentlemen:

      On behalf of the Registrant, transmitted with this letter for filing with the Securities and Exchange Commission ("Commission") under the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended ("1940 Act"), is an amendment to the Registrant's registration statement on Form N-6 ("Registration Statement"), constituting Post-Effective Amendment No. 19 to the Registration Statement under the Securities Act and Amendment No. 20 to the Registration Statement under the Investment Company Act ("Amendment").

      This Amendment is being made primarily to add disclosure regarding the new Overloan Protection Rider National Life Insurance Company intends to make available on its VariTrak policy. While we incorporate the entire current prospectus and statement of additional information into this filing, we have formatted the new disclosure in supplement form.

      Please direct any communications relating to this filing to me at (802) 229-7410.

                                    Very truly yours,

                                    Kerry A. Jung

                                    Senior Counsel

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